Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based Compensation [Abstract]
Stock option activity
The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2011	174,874	$16.77	8.9	$63
Granted	87,184	$5.66
Exercised	(2,432)	$4.40
Forfeited	(8,633)	$22.94
Outstanding at June 30, 2012	250,993	$12.82	8.9	$—

Vested and expected to vest at June 30, 2012	231,148	$13.17	8.9	$—

Exercisable at June 30, 2012	52,297	$28.29	7.2	$—

The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2008	52,040	$36.30
Granted	35,892	$4.40
Exercised	(2,008)	$27.10
Forfeited	(14,558)	$135.47
Outstanding at December 31, 2009	71,366	$10.09
Granted	79,105	$36.51
Exercised	(3,242)	$4.40
Forfeited	(9,331)	$17.36
Outstanding at December 31, 2010	137,898	$24.89
Granted	130,569	$11.34
Exercised	(18,735)	$4.40
Forfeited	(74,858)	$25.36
Outstanding at December 31, 2011	174,874	$16.77	8.9	$63

Vested and expected to vest at December 31, 2011	161,975	$17.06	8.9	$57

Exercisable at December 31, 2011	45,827	$27.35	7.3	$6

Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock activity
The following table summarizes restricted stock activity under the Plans:

	Number of shares	Weighted-average grant date fair value
Nonvested at December 31, 2011	13,988	$24.20
Granted	67,863	$6.00
Vested	(5,047)	$24.20
Forfeited	(960)	$20.73
Nonvested at June 30, 2012	75,844	$7.95

The following table summarizes restricted stock activity under the Plans:

	Number of shares	Weighted-average grant date fair value
Nonvested at December 31, 2008	320	$—
Granted	—	$—
Vested	(276)	$35.10
Forfeited	—	$—
Nonvested at December 31, 2009	44	$58.00
Granted	—	$—
Vested	(44)	$58.00
Forfeited	—	$—
Nonvested at December 31, 2010	—	$—
Granted	31,096	$24.20
Vested	(2,167)	$24.20
Forfeited	(14,941)	$24.20
Nonvested at December 31, 2011	13,988	$24.20

Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average assumptions
During 2009, 2010 and 2011, the Company issued options to purchase 35,892, 75,905, and 129,569shares of common stock, respectively, to employees and non-employee directors under the Plans.  The per-share weighted-average fair value of the options granted to employees during 2009, 2010 and 2011 was estimated at $4.40, $36.51, and $6.10, respectively, on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year ended December 31,
	2009	2010	2011

Volatility	66.2%	69.4%	78.79%
Expected term	6 years	6 years	5.5 years
Risk-free interest rate	2.7%	2.0%	1.37%
Dividend yield	None	None	None

Non-employee consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average assumptions
During 2010 and 2011, the Company issued options to purchase 3,200and 1,000 shares of common stock, respectively, to non-employee consultants under the Plan.  No options were granted to non-employees during the year ended December 31, 2009.  The per-share weighted-average fair value of the options granted to non-employees during 2010 and 2011 was estimated at $12.10 and $2.90, respectively, on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year ended December 31,
	2009	2010	2011

Volatility	Not applicable	69.35%	88.47%
Expected term	Not applicable	6 years	5 years
Risk-free interest rate	Not applicable	2.0%	0.83%
Dividend yield	Not applicable	None	None